Borrowed Funds and Subordinated Debentures	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Borrowed Funds and Subordinated Debentures
Borrowed Funds and Subordinated Debentures

The following table presents the period-end and average balances of borrowed funds and subordinated debentures for the past three years with resultant rates:

	2017		2016		2015
(In thousands)	Amount	Rate	Amount	Rate	Amount	Rate
FHLB borrowings and repurchase agreements:
At December 31,	$260,000	1.59%	$106,000	1.83%	$77,000	2.66%
Year-to-date average	110,420	1.75	88,754	2.21	57,187	3.72
Maximum outstanding	260,000		106,000		140,000
Repurchase agreements:
At December 31,	$15,000	3.67%	$15,000	3.67%	$15,000	3.67%
Year-to-date average	15,000	3.67	15,000	3.67	15,000	3.67
Maximum outstanding	15,000		15,000		15,000
Subordinated debentures:
At December 31,	$10,310	2.40%	$10,310	2.40%	$15,465	1.98%
Year-to-date average	10,310	2.40	11,099	2.35	15,465	1.87
Maximum outstanding	10,310		15,465		15,465

The following table presents the expected maturities of borrowed funds and subordinated debentures over the next five years:

(In thousands)	2018	2019	2020	2021	2022	Thereafter	Total
FHLB borrowings and repurchase agreements	$220,000	$—	$30,000	$10,000	$—	$—	$260,000
Other repurchase agreements	15,000	—	—	—	—	—	15,000
Subordinated debentures	—	—	—	—	—	10,310	10,310
Total borrowings	$235,000	$—	$30,000	$10,000	$—	$10,310	$285,310

FHLB Borrowings

FHLB borrowings at December 31, 2017 included a $170.0 million overnight line of credit advance, compared to $6.0 million at December 31, 2016.  FHLB borrowings at December 31, 2017 also consisted of five $10 million advances, and two $20 million advances.  Comparatively, FHLB borrowings at December 31, 2016 consisted of six $10 million advances and two $20 million advances. The terms of these transactions at year end 2017 are as follows:

•	The $170.0 million FHLB overnight line of credit advance issued on December 29, 2017 was at a rate of 1.53% and was repaid on January 2, 2018.

•
The $10.0 million FHLB advance that was issued on December 7, 2017 has an adjustable interest rate equal to 3 month LIBOR plus 14.5 basis points and matures on June 7, 2018. This borrowing was swapped to a 5 year fixed rate borrowing at 1.730%.

•
The $10.0 million FHLB advance that was issued on August 16, 2017 has an adjustable interest rate equal to 3 month LIBOR plus 7.0 basis points and matures on February 16, 2018. This borrowing was swapped to a 5 year fixed rate borrowing at 1.103%.

•
The $20.0 million FHLB advance that was issued on July 5, 2017 has an adjustable interest rate equal to LIBOR plus 11.0 basis points and matures on January 5, 2018. This borrowing was swapped to a 5 year fixed rate borrowing at 1.048%.

•	The $10.0 million FHLB advance that was issued on July 7, 2016 has a fixed rate of 1.80% and matures on July 7, 2021.

•	The $10.0 million FHLB advance that was issued on March 23, 2016 has a fixed rate of 2.10% and matures on December 23, 2020.

•	The $10.0 million FHLB advance that was issued on October 27, 2015 has a fixed rate of 2.02% and matures on October 27, 2020.

•	The $10.0 million FHLB advance that was modified on October 27, 2015 has a fixed rate of 2.15% and matures on October 27, 2020.

Repurchase Agreements

At December 31, 2017 and 2016, the Company was a party to a $15.0 million repurchase agreement that was entered into in February 2008, has a term of 10 years expiring on February 28, 2018, and a rate of 3.67%.  The borrowing was callable by the issuer on the repurchase date of May 29, 2008 and quarterly thereafter.

Due to the call provisions of this advance, the expected maturity could differ from the contractual maturity.

Subordinated Debentures

At December 31, 2017 and 2016, the Company was a party in the following subordinated debenture transactions:

•
On July 24, 2006, Unity (NJ) Statutory Trust II, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $10.0 million of floating rate capital trust pass through securities to investors due on July 24, 2036.  The subordinated debentures are redeemable in whole or part, prior to maturity but after July 24, 2011.  The floating interest rate on the subordinated debentures is the three-month LIBOR plus 159 basis points and reprices quarterly.  The floating interest rate was 3.26% at December 31, 2017 and 2.59% at December 31, 2016. This has been swapped to a 3 year fixed rate borrowing at 0.885%.

•
On December 19, 2006, Unity (NJ) Statutory Trust III, a statutory business trust and wholly-owned subsidiary of Unity Bancorp, Inc., issued $5.0 million of floating rate capital trust pass through securities to investors due on December 19, 2036.  On February 26, 2016, Unity (NJ) Statutory Trust III, repurchased the $5.0 million of floating rate securities, and redeemed $155 thousand of the related common equity securities described below.  The subordinated debentures were repurchased at a price of $0.5475 per dollar, which resulted in a gain of $2.3 million.

•
In connection with the formation of the statutory business trusts, the trusts also issued $465 thousand of common equity securities to the Company, which together with the proceeds stated above were used to purchase the subordinated debentures, under the same terms and conditions. At December 31, 2017 and 2016, $310 thousand of the common equity securities remained.

The capital securities in each of the above transactions have preference over the common securities with respect to liquidation and other distributions and qualify as Tier I capital.  Under the terms of the Dodd-Frank Wall Street Reform and Consumer Protection Act, these securities will continue to qualify as Tier 1 capital as the Company has less than $10 billion in assets.  In accordance with FASB ASC Topic 810, “Consolidation,” the Company does not consolidate the accounts and related activity of Unity (NJ) Statutory Trust II and Unity (NJ) Statutory Trust III because it is not the primary beneficiary.  The additional capital from each of these transactions was used to bolster the Company’s capital ratios and for general corporate purposes, including among other things, capital contributions to the Bank.

The Company has the ability to defer interest payments on the subordinated debentures for up to 5 years without being in default.  Due to the redemption provisions of these securities, the expected maturity could differ from the contractual maturity.

Derivative Financial Instruments and Hedging Activities

Derivative Financial Instruments

The Company has a stand alone derivative financial instrument in the form of an interest rate swap agreement, which derives its value from underlying interest rates.  This transaction involves both credit and market risk.  The notional amounts are amounts on which calculations, payments, and the value of the derivative is based.  Notional amounts do not represent direct credit exposures.  Direct credit exposure is limited to the net difference between the calculated amounts to be received and paid, if any.  Such difference, which represents the fair value of the derivative instrument, is reflected on the Company’s balance sheet as other assets or other liabilities.

The Company is exposed to credit-related losses in the event of nonperformance by the counterparties to this agreement.  The Company controls the credit risk of its financial contracts through credit approvals, limits and monitoring procedures, and does not expect any counterparties to fail their obligations.  The Company deals only with primary dealers.

Derivative instruments are generally either negotiated OTC contracts or standardized contracts executed on a recognized exchange.  Negotiated OTC derivative contracts are generally entered into between two counterparties that negotiate specific agreement terms, including the underlying instrument, amount, exercise prices and maturity.

Risk Management Policies – Hedging Instruments

The primary focus of the Company’s asset/liability management program is to monitor the sensitivity of the Company’s net portfolio value and net income under varying interest rate scenarios to take steps to control its risks.  On a quarterly basis, the Company evaluates the effectiveness of entering into any derivative agreement by measuring the cost of such an agreement in relation to the reduction in net portfolio value and net income volatility within an assumed range of interest rates.

Interest Rate Risk Management – Cash Flow Hedging Instruments

The Company has FHLB Adjustable Rate Credit (“ARC”) variable rate debt as a source of funds for use in the Company’s lending and investment activities and for other general business purposes.  These debt obligations expose the Company to variability in interest payments due to changes in interest rates.  If interest rates increase, interest expense increases.  Conversely, if interest rates decrease, interest expense decreases.  Management believes it is prudent to limit the variability of a portion of its interest payments and, therefore hedges its variable-rate interest payments.  To meet this objective, management enters into interest rate swap agreements whereby the Company receives variable interest rate payments and makes fixed interest rate payments during the contract period.

During the twelve months ended December 31, 2017 and 2016, the Company received variable rate Libor payments from and paid fixed rates in accordance with its interest rate swap agreements.  A summary of the Company’s outstanding interest rate swap agreements used to hedge variable rate debt at December 31, 2017 and 2016, respectively is as follows:

(In thousands, except %ages and years)	2017	2016
Notional amount	$60,000	$60,000
Weighted average pay rate	1.26%	1.43%
Weighted average receive rate	1.03%	0.67%
Weighted average maturity in years	3.36	4.24
Unrealized gains relating to interest rate swaps	$1,407	$1,204

At December 31, 2017 and 2016, the unrealized gains relating to interest rate swaps were recorded as an other asset. Changes in the fair value of interest rate swaps designated as hedging instruments of the variability of cash flows associated with long-term debt are reported in other comprehensive income.